Quarterly Holdings Report
for
Fidelity® SAI Sustainable Core Plus Bond Fund
May 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SSU-NPRT3-0723
1.9904897.101
Corporate Bonds - 36.4%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		5,000	4,313
3.375% 8/15/26		32,000	14,362
			18,675
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
DraftKings, Inc. 0% 3/15/28		4,000	2,954

Specialty Retail - 0.0%
Wayfair LLC 0.625% 10/1/25		3,000	2,460

TOTAL CONSUMER DISCRETIONARY			5,414

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MicroStrategy, Inc. 0% 2/15/27		5,000	2,938

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		16,000	10,950

TOTAL CONVERTIBLE BONDS			37,977
Nonconvertible Bonds - 36.3%
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.3%
Altice France SA 5.125% 7/15/29 (b)		10,000	7,127
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		10,000	8,602
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)		10,000	9,350
Level 3 Financing, Inc. 3.75% 7/15/29 (b)		26,000	14,081
TELUS Corp. 3.4% 5/13/32		130,000	113,371
Verizon Communications, Inc. 5.05% 5/9/33		255,000	252,383
Virgin Media Finance PLC 5% 7/15/30 (b)		8,000	6,350
Zayo Group Holdings, Inc. 6.125% 3/1/28 (b)		18,000	10,846
			422,110
Entertainment - 0.4%
The Walt Disney Co. 2.65% 1/13/31		140,000	121,688

Media - 1.1%
Altice Financing SA 5.75% 8/15/29 (b)		29,000	22,111
Altice France Holding SA 6% 2/15/28 (b)		32,000	15,680
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34(b)		25,000	18,495
4.75% 2/1/32(b)		47,000	37,659
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		10,000	8,808
DISH DBS Corp. 5.75% 12/1/28 (b)		2,000	1,451
DISH Network Corp. 11.75% 11/15/27 (b)		5,000	4,786
Magallanes, Inc.:
4.279% 3/15/32		135,000	117,942
5.141% 3/15/52		141,000	110,042
Mcgraw-Hill Education, Inc. 8% 8/1/29 (b)		7,000	5,845
Sirius XM Radio, Inc. 5.5% 7/1/29 (b)		2,000	1,746
TEGNA, Inc. 4.75% 3/15/26 (b)		8,000	7,629
Univision Communications, Inc.:
5.125% 2/15/25(b)		17,000	16,413
7.375% 6/30/30(b)		7,000	6,508
			375,115
Wireless Telecommunication Services - 0.4%
Millicom International Cellular SA 4.5% 4/27/31 (b)		13,000	9,749
Rogers Communications, Inc.:
3.2% 3/15/27(b)		60,000	55,856
4.55% 3/15/52(b)		70,000	55,589
			121,194
TOTAL COMMUNICATION SERVICES			1,040,107

CONSUMER DISCRETIONARY - 3.2%
Automobile Components - 0.1%
Hertz Corp. 4.625% 12/1/26 (b)		12,000	10,701
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)		5,000	4,926
Patrick Industries, Inc. 4.75% 5/1/29 (b)		12,000	10,248
			25,875
Automobiles - 0.2%
General Motors Co. 5.4% 10/15/29		40,000	39,165
McLaren Finance PLC 7.5% 8/1/26 (b)		4,000	3,344
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (b)(c)(d)		18,000	17,562
			60,071
Broadline Retail - 0.1%
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)		3,000	2,652
Match Group Holdings II LLC 4.625% 6/1/28 (b)		10,000	9,125
Nordstrom, Inc. 4.375% 4/1/30		6,000	4,769
			16,546
Diversified Consumer Services - 0.1%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		11,000	10,679
Sotheby's 7.375% 10/15/27 (b)		10,000	8,763
StoneMor, Inc. 8.5% 5/15/29 (b)		6,000	5,070
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		22,000	19,627
			44,139
Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (b)		5,000	4,292
Aramark Services, Inc. 5% 4/1/25 (b)		10,000	9,753
Carnival Corp.:
5.75% 3/1/27(b)		2,000	1,712
6% 5/1/29(b)		35,000	29,101
Constellation Merger Sub, Inc. 8.5% 9/15/25 (b)		8,000	6,280
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)		26,000	21,498
Life Time, Inc. 8% 4/15/26 (b)		10,000	9,863
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		12,000	9,168
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(b)		7,000	6,450
5.5% 4/1/28(b)		24,000	22,080
Yum! Brands, Inc. 4.625% 1/31/32		14,000	12,720
			132,917
Household Durables - 0.3%
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	100,000	82,645

Specialty Retail - 1.6%
At Home Group, Inc. 4.875% 7/15/28 (b)		8,000	4,554
Bath & Body Works, Inc.:
6.75% 7/1/36		9,000	8,034
6.95% 3/1/33		8,000	7,149
Carvana Co. 4.875% 9/1/29 (b)		30,000	15,044
LBM Acquisition LLC 6.25% 1/15/29 (b)		10,000	7,918
Lowe's Companies, Inc.:
3.75% 4/1/32		130,000	117,943
4.25% 4/1/52		130,000	104,001
Michaels Companies, Inc. 5.25% 5/1/28 (b)		24,000	18,480
The Home Depot, Inc. 3.25% 4/15/32		130,000	117,527
TJX Companies, Inc. 3.875% 4/15/30		120,000	115,153
Upbound Group, Inc. 6.375% 2/15/29 (b)		14,000	12,326
Victoria's Secret & Co. 4.625% 7/15/29 (b)		8,000	6,139
			534,268
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. 4.125% 8/15/31 (b)		18,000	14,648
Tapestry, Inc. 3.05% 3/15/32		140,000	112,662
			127,310
TOTAL CONSUMER DISCRETIONARY			1,023,771

CONSUMER STAPLES - 1.2%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		12,000	10,010

Consumer Staples Distribution & Retail - 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(b)		12,000	11,126
4.875% 2/15/30(b)		6,000	5,490
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)		150,000	101,805
U.S. Foods, Inc. 4.625% 6/1/30 (b)		8,000	7,201
			125,622
Food Products - 0.8%
Darling Ingredients, Inc. 6% 6/15/30 (b)		5,000	4,920
General Mills, Inc. 2.25% 10/14/31		290,000	238,971
Post Holdings, Inc. 4.5% 9/15/31 (b)		10,000	8,463
TreeHouse Foods, Inc. 4% 9/1/28		8,000	6,884
			259,238
TOTAL CONSUMER STAPLES			394,870

ENERGY - 1.1%
Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)		12,000	11,130
CGG SA 8.75% 4/1/27 (b)		18,000	15,525
Oceaneering International, Inc. 6% 2/1/28		12,000	11,222
Transocean Titan Finance Ltd. 8.375% 2/1/28 (b)		2,000	2,025
Transocean, Inc.:
8% 2/1/27(b)		13,000	11,570
8.75% 2/15/30(b)		5,000	4,998
Valaris Ltd. 8.375% 4/30/30 (b)		5,000	4,965
Weatherford International Ltd. 8.625% 4/30/30 (b)		8,000	8,039
			69,474
Oil, Gas & Consumable Fuels - 0.9%
California Resources Corp. 7.125% 2/1/26 (b)		26,000	26,390
Centennial Resource Production LLC 5.875% 7/1/29 (b)		6,000	5,580
CNX Resources Corp.:
6% 1/15/29(b)		4,000	3,694
7.375% 1/15/31(b)		5,000	4,813
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (b)		25,000	23,128
EG Global Finance PLC 6.75% 2/7/25 (b)		26,000	24,988
Energean PLC 6.5% 4/30/27 (b)		10,000	9,008
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		6,000	5,515
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)		10,000	9,212
MEG Energy Corp. 5.875% 2/1/29 (b)		30,000	28,328
Murphy Oil Corp. 6.375% 7/15/28		9,000	8,863
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		5,000	4,223
New Fortress Energy, Inc. 6.5% 9/30/26 (b)		49,000	43,426
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)		8,000	7,784
Parkland Corp. 4.625% 5/1/30 (b)		15,000	12,968
SM Energy Co. 6.5% 7/15/28		8,000	7,501
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29		24,000	21,365
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 3/1/27(b)		5,000	4,675
7.5% 10/1/25(b)		10,000	9,975
Teine Energy Ltd. 6.875% 4/15/29 (b)		18,000	16,433
			277,869
TOTAL ENERGY			347,343

FINANCIALS - 10.2%
Banks - 5.8%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	100,000	97,042
Banco Bilbao Vizcaya Argentaria SA 1% 1/16/30 (Reg. S) (c)	EUR	100,000	98,688
Bank of America Corp.:
2.456% 10/22/25(c)		260,000	248,038
2.687% 4/22/32(c)		70,000	57,847
5.015% 7/22/33(c)		148,000	144,664
6.204% 11/10/28(c)		25,000	25,857
Citigroup, Inc.:
2.014% 1/25/26(c)		260,000	244,603
4.91% 5/24/33(c)		79,000	76,804
ING Groep NV 1.4% 7/1/26 (b)(c)		200,000	182,927
JPMorgan Chase & Co.:
0.768% 8/9/25(c)		260,000	244,667
2.963% 1/25/33(c)		70,000	59,246
4.586% 4/26/33(c)		124,000	118,915
4.912% 7/25/33(c)		26,000	25,568
KBC Group NV 0.5% 12/3/29 (c)	EUR	100,000	99,059
NatWest Group PLC 2.057% 11/9/28 (Reg. S) (c)	GBP	100,000	104,283
Santander Holdings U.S.A., Inc.:
5.807% 9/9/26(c)		31,000	30,592
6.499% 3/9/29(c)		27,000	27,373
			1,886,173
Capital Markets - 2.2%
Coinbase Global, Inc. 3.625% 10/1/31 (b)		5,000	2,912
Goldman Sachs Group, Inc.:
3.102% 2/24/33(c)		97,000	82,255
3.615% 3/15/28(c)		130,000	122,692
Hightower Holding LLC 6.75% 4/15/29 (b)		10,000	8,619
Morgan Stanley:
0.864% 10/21/25(c)		270,000	250,822
2.943% 1/21/33(c)		70,000	58,491
4.889% 7/20/33(c)		63,000	60,813
State Street Corp. 3.031% 11/1/34 (c)		130,000	111,734
			698,338
Consumer Finance - 0.4%
Ally Financial, Inc. 2.2% 11/2/28		140,000	111,643
Ford Motor Credit Co. LLC 4.687% 6/9/25		5,000	4,807
OneMain Finance Corp. 3.875% 9/15/28		26,000	20,443
			136,893
Financial Services - 0.2%
Altus Midstream LP 5.875% 6/15/30 (b)		5,000	4,738
Block, Inc. 3.5% 6/1/31		25,000	20,420
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)		5,000	4,960
GGAM Finance Ltd.:
7.75% 5/15/26(b)(e)		5,000	4,961
8% 6/15/28(b)(e)		5,000	4,924
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25% 5/15/27		10,000	8,225
Radian Group, Inc. 6.625% 3/15/25		8,000	7,990
			56,218
Insurance - 1.6%
AIA Group Ltd. 3.375% 4/7/30 (b)		200,000	183,861
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)		200,000	175,869
Marsh & McLennan Companies, Inc. 2.375% 12/15/31		210,000	172,888
			532,618
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp. 6.25% 10/15/25 (b)		8,000	7,220

TOTAL FINANCIALS			3,317,460

HEALTH CARE - 2.9%
Biotechnology - 0.8%
Amgen, Inc. 3% 2/22/29		260,000	236,486
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		10,000	5,496
			241,982
Health Care Providers & Services - 1.2%
Akumin Escrow, Inc. 7.5% 8/1/28 (b)		8,000	5,420
Cano Health, Inc. 6.25% 10/1/28 (b)		14,000	9,310
Cigna Group 3.4% 3/15/51		150,000	107,458
Community Health Systems, Inc.:
4.75% 2/15/31(b)		34,000	24,430
5.25% 5/15/30(b)		15,000	11,267
6.875% 4/15/29(b)		10,000	5,624
8% 3/15/26(b)		5,000	4,669
DaVita HealthCare Partners, Inc. 3.75% 2/15/31 (b)		11,000	8,727
Encompass Health Corp. 4.625% 4/1/31		10,000	8,733
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (b)		8,000	8,010
Humana, Inc. 3.7% 3/23/29		130,000	120,541
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		28,000	25,760
RegionalCare Hospital Partners Holdings, Inc. 5.375% 1/15/29 (b)		12,000	5,975
Tenet Healthcare Corp. 6.125% 10/1/28		50,000	47,390
			393,314
Health Care Technology - 0.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)		10,000	8,237

Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		3,000	2,633

Pharmaceuticals - 0.9%
AstraZeneca Finance LLC 1.75% 5/28/28		140,000	122,592
Bristol-Myers Squibb Co. 2.95% 3/15/32		70,000	61,891
HLF Financing SARL LLC / Herbalife International, Inc. 4.875% 6/1/29 (b)		2,000	1,380
Zoetis, Inc. 2% 5/15/30		140,000	116,880
			302,743
TOTAL HEALTH CARE			948,909

INDUSTRIALS - 2.6%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6% 2/15/28 (b)		27,000	24,901
Triumph Group, Inc. 9% 3/15/28 (b)		10,000	10,129
			35,030
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		7,000	6,838
Rand Parent LLC 8.5% 2/15/30 (b)		10,000	8,633
			15,471
Building Products - 0.4%
Carrier Global Corp. 2.493% 2/15/27		130,000	119,196
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		8,000	5,920
			125,116
Commercial Services & Supplies - 0.3%
APX Group, Inc. 5.75% 7/15/29 (b)		12,000	10,252
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		14,000	12,883
Covanta Holding Corp. 4.875% 12/1/29 (b)		27,000	23,426
Madison IAQ LLC 5.875% 6/30/29 (b)		10,000	7,612
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		10,000	9,150
OpenLane, Inc. 5.125% 6/1/25 (b)		2,000	1,981
Stericycle, Inc.:
3.875% 1/15/29(b)		24,000	21,167
5.375% 7/15/24(b)		15,000	14,830
			101,301
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		12,000	11,580
Pike Corp. 5.5% 9/1/28 (b)		4,000	3,570
Railworks Holdings LP 8.25% 11/15/28 (b)		10,000	9,353
			24,503
Electrical Equipment - 0.1%
Atkore, Inc. 4.25% 6/1/31 (b)		8,000	6,842
Regal Rexnord Corp.:
6.05% 4/15/28(b)		2,000	1,976
6.3% 2/15/30(b)		2,000	1,995
Sensata Technologies BV:
4% 4/15/29(b)		8,000	7,126
5% 10/1/25(b)		10,000	9,829
			27,768
Ground Transportation - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.375% 3/1/29(b)		5,000	4,503
5.75% 7/15/27(b)		8,000	7,537
Uber Technologies, Inc.:
4.5% 8/15/29(b)		65,000	59,292
8% 11/1/26(b)		2,000	2,040
XPO, Inc. 7.125% 6/1/31 (b)		5,000	4,954
			78,326
Industrial Conglomerates - 0.5%
Honeywell International, Inc. 1.75% 9/1/31		140,000	113,318
Trane Technologies Financing Ltd. 5.25% 3/3/33		50,000	50,906
			164,224
Machinery - 0.8%
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29		130,000	122,259
Otis Worldwide Corp. 2.565% 2/15/30		140,000	121,072
Vertical Holdco GmbH 7.625% 7/15/28 (b)		7,000	6,115
			249,446
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		10,000	7,863

Professional Services - 0.0%
Dun & Bradstreet Corp. 5% 12/15/29 (b)		3,000	2,614

Trading Companies & Distributors - 0.0%
Fortress Transportation & Infrastructure Investors LLC 5.5% 5/1/28 (b)		12,000	10,773

TOTAL INDUSTRIALS			842,435

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.1%
CommScope, Inc. 4.75% 9/1/29 (b)		16,000	12,602
HTA Group Ltd. 7% 12/18/25 (b)		8,000	7,422
			20,024
Electronic Equipment, Instruments & Components - 0.4%
Coherent Corp. 5% 12/15/29 (b)		10,000	8,893
Dell International LLC/EMC Corp. 6.2% 7/15/30		110,000	114,501
TTM Technologies, Inc. 4% 3/1/29 (b)		8,000	6,776
			130,170
IT Services - 0.1%
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		28,000	24,219
Rackspace Hosting, Inc. 3.5% 2/15/28 (b)		4,000	1,591
Virtusa Corp. 7.125% 12/15/28 (b)		12,000	9,570
			35,380
Semiconductors & Semiconductor Equipment - 0.8%
Broadcom, Inc. 2.6% 2/15/33 (b)		10,000	7,777
Entegris Escrow Corp. 5.95% 6/15/30 (b)		20,000	19,267
Entegris, Inc. 3.625% 5/1/29 (b)		13,000	11,218
Micron Technology, Inc. 2.703% 4/15/32		140,000	110,459
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31		140,000	113,645
onsemi 3.875% 9/1/28 (b)		2,000	1,806
			264,172
Software - 0.3%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		8,000	7,170
Cloud Software Group, Inc. 9% 9/30/29 (b)		5,000	4,250
Elastic NV 4.125% 7/15/29 (b)		13,000	11,242
Gen Digital, Inc.:
5% 4/15/25(b)		14,000	13,674
7.125% 9/30/30(b)		7,000	6,988
MicroStrategy, Inc. 6.125% 6/15/28 (b)		4,000	3,480
NCR Corp. 6.125% 9/1/29 (b)		15,000	14,877
Open Text Corp.:
3.875% 2/15/28(b)		7,000	6,127
3.875% 12/1/29(b)		14,000	11,660
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		5,000	4,233
4.125% 12/1/31(b)		6,000	4,922
			88,623
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman:
4.75% 1/1/25		10,000	9,766
5.75% 12/1/34		4,000	3,496
8.25% 12/15/29(b)		5,000	5,113
			18,375
TOTAL INFORMATION TECHNOLOGY			556,744

MATERIALS - 1.4%
Chemicals - 0.7%
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)		150,000	119,087
Methanex Corp.:
5.125% 10/15/27		10,000	9,311
5.65% 12/1/44		30,000	23,868
NOVA Chemicals Corp.:
4.875% 6/1/24(b)		10,000	9,764
5.25% 6/1/27(b)		10,000	9,025
Nufarm Australia Ltd. 5% 1/27/30 (b)		10,000	9,001
Olympus Water U.S. Holding Corp.:
6.25% 10/1/29(b)		18,000	13,364
9.75% 11/15/28(b)(e)		4,000	3,970
The Chemours Co. LLC 4.625% 11/15/29 (b)		43,000	34,806
			232,196
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		2,000	1,901
VM Consolidated, Inc. 5.5% 4/15/29 (b)		5,000	4,551
			6,452
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 8/15/27(b)		1,000	839
5.25% 8/15/27(b)		11,000	9,232
Ball Corp. 6% 6/15/29		5,000	5,010
Berry Global, Inc. 5.625% 7/15/27 (b)		30,000	29,588
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)		10,000	9,470
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		10,000	9,728
Graphic Packaging International, Inc. 4.75% 7/15/27 (b)		6,000	5,746
			69,613
Metals & Mining - 0.4%
ATI, Inc. 4.875% 10/1/29		12,000	10,650
Coeur d'Alene Mines Corp. 5.125% 2/15/29 (b)		6,000	5,055
Eldorado Gold Corp. 6.25% 9/1/29 (b)		10,000	8,975
ERO Copper Corp. 6.5% 2/15/30 (b)		22,000	19,202
First Quantum Minerals Ltd. 6.875% 10/15/27 (b)		10,000	9,475
FMG Resources Pty Ltd. 6.125% 4/15/32 (b)		20,000	18,901
IAMGOLD Corp. 5.75% 10/15/28 (b)		6,000	4,554
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		4,000	3,840
Mineral Resources Ltd. 8.5% 5/1/30 (b)		24,000	24,090
			104,742
Paper & Forest Products - 0.1%
Domtar Corp. 6.75% 10/1/28 (b)		8,000	6,963
LABL, Inc. 10.5% 7/15/27 (b)		5,000	4,659
Mercer International, Inc. 5.125% 2/1/29		21,000	16,604
			28,226
TOTAL MATERIALS			441,229

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc. 2% 5/18/32		220,000	166,952
Boston Properties, Inc.:
2.45% 10/1/33		220,000	154,620
6.75% 12/1/27		17,000	17,017
Corporate Office Properties LP 2% 1/15/29		150,000	114,992
Hudson Pacific Properties LP 5.95% 2/15/28		108,000	85,392
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		10,000	7,465
5% 10/15/27		48,000	39,415
Prologis LP 2.875% 11/15/29		200,000	176,905
SBA Communications Corp. 3.125% 2/1/29		2,000	1,685
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (b)		11,000	10,672
Uniti Group, Inc. 6% 1/15/30 (b)		34,000	20,949
WP Carey, Inc. 2.45% 2/1/32		220,000	172,022
			968,086
Real Estate Management & Development - 0.7%
CBRE Group, Inc. 2.5% 4/1/31		140,000	113,345
Howard Hughes Corp. 4.375% 2/1/31 (b)		15,000	11,814
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		4,000	2,775
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		14,000	13,020
Vonovia SE 0.625% 3/24/31 (Reg. S)	EUR	100,000	76,308
			217,262
TOTAL REAL ESTATE			1,185,348

UTILITIES - 5.1%
Electric Utilities - 1.9%
DPL, Inc. 4.35% 4/15/29		8,000	7,082
Duke Energy Carolinas LLC 3.95% 11/15/28		170,000	165,120
Northern States Power Co. 2.25% 4/1/31		210,000	176,718
Oncor Electric Delivery Co. LLC 4.15% 6/1/32		130,000	124,196
PG&E Corp.:
5% 7/1/28		10,000	9,224
5.25% 7/1/30		5,000	4,518
Wisconsin Electric Power Co. 4.75% 9/30/32		125,000	123,218
			610,076
Independent Power and Renewable Electricity Producers - 1.1%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		24,000	21,472
Sunnova Energy Corp. 5.875% 9/1/26 (b)		20,000	17,564
TerraForm Power Operating LLC 4.75% 1/15/30 (b)		8,000	7,182
The AES Corp.:
1.375% 1/15/26		140,000	124,857
2.45% 1/15/31		227,000	181,694
			352,769
Multi-Utilities - 2.1%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		190,000	173,233
Dominion Energy, Inc. 2.25% 8/15/31		220,000	178,561
NiSource, Inc. 1.7% 2/15/31		230,000	180,272
Puget Energy, Inc. 4.224% 3/15/32		190,000	172,868
			704,934
TOTAL UTILITIES			1,667,779

TOTAL NONCONVERTIBLE BONDS			11,765,995
TOTAL CORPORATE BONDS (Cost $12,742,569)			11,803,972

U.S. Treasury Obligations - 35.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2.25% 5/15/41	54,000	41,761
2.25% 2/15/52	2,410,000	1,738,198
3.25% 5/15/42	100,000	89,816
3.375% 8/15/42	600,000	548,227
3.625% 2/15/53	182,000	174,805
4% 11/15/42	225,000	225,141
U.S. Treasury Notes:
2.5% 4/30/24	200,000	195,078
2.5% 3/31/27	50,000	47,490
3.375% 5/15/33	600,000	587,156
3.5% 1/31/28	300,000	295,922
3.5% 4/30/28	900,000	888,400
3.5% 1/31/30	350,000	345,215
3.5% 4/30/30	400,000	394,938
3.5% 2/15/33	1,585,000	1,566,178
3.625% 3/31/30	810,000	805,823
3.875% 11/30/27	600,000	600,961
3.875% 12/31/27	1,650,000	1,652,707
4% 2/28/30	500,000	507,988
4.125% 10/31/27	500,000	505,156
4.125% 11/15/32	200,000	207,406
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,854,323)		11,418,366

U.S. Government Agency - Mortgage Securities - 19.8%
	Principal Amount (a)	Value ($)
Fannie Mae - 2.0%
2% 6/1/35 to 10/1/35	141,853	127,802
2.5% 7/1/51 to 1/1/52	295,001	252,684
3% 2/1/52 to 5/1/52	96,709	85,914
4% 4/1/52 to 9/1/52	96,346	91,682
4.5% 7/1/52	48,084	47,227
5% 12/1/52	49,293	48,544
TOTAL FANNIE MAE		653,853
Freddie Mac - 2.5%
1.5% 4/1/51	123,802	96,773
2% 11/1/51	322,800	265,739
2.5% 7/1/36 to 12/1/51	171,390	151,661
3% 5/1/35	97,030	91,961
4% 10/1/52	47,653	45,533
4.5% 11/1/52	97,784	94,666
5% 12/1/52	48,965	48,695
TOTAL FREDDIE MAC		795,028
Ginnie Mae - 4.5%
2% 1/20/51 to 2/20/51	72,169	61,373
2% 6/1/53 (e)	100,000	84,797
2% 6/1/53 (e)	100,000	84,797
2% 6/1/53 (e)	50,000	42,398
2% 6/1/53 (e)	75,000	63,598
2% 7/1/53 (e)	100,000	84,883
2% 7/1/53 (e)	100,000	84,883
2% 7/1/53 (e)	50,000	42,441
2.5% 6/1/53 (e)	150,000	130,994
2.5% 6/1/53 (e)	100,000	87,329
2.5% 6/1/53 (e)	50,000	43,665
2.5% 6/1/53 (e)	25,000	21,832
2.5% 7/1/53 (e)	100,000	87,407
3% 6/1/53 (e)	50,000	44,964
3% 6/1/53 (e)	100,000	89,928
3% 6/1/53 (e)	25,000	22,482
3% 6/1/53 (e)	25,000	22,482
3% 7/1/53 (e)	100,000	89,998
3.5% 6/1/53 (e)	50,000	46,338
3.5% 6/1/53 (e)	50,000	46,338
3.5% 7/1/53 (e)	50,000	46,371
4% 6/1/53 (e)	100,000	95,026
5.5% 6/1/53 (e)	50,000	49,945
TOTAL GINNIE MAE		1,474,269
Uniform Mortgage Backed Securities - 10.8%
1.5% 6/1/38 (e)	50,000	43,693
1.5% 6/1/38 (e)	50,000	43,693
1.5% 6/1/38 (e)	50,000	43,693
2% 6/1/38 (e)	150,000	134,313
2% 6/1/38 (e)	100,000	89,542
2% 6/1/53 (e)	200,000	164,445
2% 6/1/53 (e)	100,000	82,223
2% 6/1/53 (e)	50,000	41,111
2% 6/1/53 (e)	200,000	164,445
2% 6/1/53 (e)	50,000	41,111
2% 6/1/53 (e)	50,000	41,111
2% 6/1/53 (e)	100,000	82,223
2% 7/1/53 (e)	150,000	123,516
2% 7/1/53 (e)	150,000	123,516
2% 7/1/53 (e)	100,000	82,344
2.5% 6/1/38 (e)	100,000	91,938
2.5% 6/1/53 (e)	300,000	256,230
2.5% 6/1/53 (e)	100,000	85,410
2.5% 6/1/53 (e)	150,000	128,115
2.5% 6/1/53 (e)	50,000	42,705
2.5% 7/1/53 (e)	250,000	213,389
3% 6/1/53 (e)	200,000	177,203
3% 6/1/53 (e)	200,000	177,203
3% 6/1/53 (e)	50,000	44,301
3.5% 6/1/53 (e)	200,000	183,484
4% 6/1/53 (e)	50,000	47,234
4% 6/1/53 (e)	50,000	47,234
4.5% 6/1/53 (e)	100,000	96,758
5% 6/1/53 (e)	50,000	49,244
5.5% 6/1/53 (e)	100,000	99,934
5.5% 6/1/53 (e)	150,000	149,900
5.5% 6/1/53 (e)	100,000	99,934
5.5% 7/1/53 (e)	200,000	199,844
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		3,491,039
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,478,307)		6,414,189

Asset-Backed Securities - 6.1%
	Principal Amount (a)	Value ($)
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.5485% 7/20/35 (b)(c)(d)	250,000	245,829
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 6.2851% 4/25/34 (b)(c)(d)	250,000	243,662
Cedar Funding Ltd. Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 6.3603% 7/15/33 (b)(c)(d)	260,000	255,706
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 6.3004% 4/20/34 (b)(c)(d)	200,000	193,839
Dryden CLO, Ltd. Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 6.4004% 10/20/34 (b)(c)(d)	310,000	303,192
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 4/15/31 (b)(c)(d)	250,000	246,159
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/51 (b)	99,000	88,864
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 6.3304% 4/20/33 (b)(c)(d)	310,000	304,057
Verizon Master Trust Series 2021-2 Class A, 0.99% 4/20/28	107,000	100,584
TOTAL ASSET-BACKED SECURITIES (Cost $2,009,028)		1,981,892

Commercial Mortgage Securities - 0.7%
	Principal Amount (a)	Value ($)
BXHPP Trust floater Series 2021-FILM Class A, 1 month U.S. LIBOR + 0.650% 5.757% 8/15/36 (b)(c)(d) (Cost $244,782)	250,000	234,484

Foreign Government and Government Agency Obligations - 0.6%
		Principal Amount (a)	Value ($)
German Federal Republic 4.75% 7/4/34	EUR	50,000	66,024
United Kingdom, Great Britain and Northern Ireland:
1% 4/22/24(Reg. S)	GBP	3,000	3,613
1.75% 9/7/37 (Reg. S)	GBP	23,000	20,676
2.25% 9/7/23	GBP	25,000	30,912
4.25% 6/7/32 (f)	GBP	39,000	49,154
4.5% 9/7/34	GBP	16,000	20,384
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $182,982)			190,763

Common Stocks - 0.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Charter Communications, Inc. Class A (g)	7	2,283
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Aptiv PLC (g)	25	2,202
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Denbury, Inc. (g)	38	3,426
EQT Corp.	60	2,086
New Fortress Energy, Inc.	114	2,995
		8,507
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc. (g)	400	544
Centene Corp. (g)	58	3,620
		4,164
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Regal Rexnord Corp.	20	2,598
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (g)	105	3,881
TOTAL COMMON STOCKS (Cost $26,072)		23,635

Bank Loan Obligations - 0.1%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.9037% 9/18/24 (c)(d)(h)	5,000	4,678
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.3729% 6/21/24 (c)(d)(h)	5,937	5,613
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0044% 4/11/29 (c)(d)(h)	5,000	4,465
		10,078
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Ultimate Software Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2706% 5/3/26 (c)(d)(h)	6,000	5,755
TOTAL BANK LOAN OBLIGATIONS (Cost $20,690)		20,511

Preferred Securities - 0.9%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Telefonica Europe BV 2.502% (Reg. S) (c)(i)	EUR	100,000	91,925
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Danone SA 1% (Reg. S) (c)(i)	EUR	100,000	92,620
FINANCIALS - 0.0%
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (c)(i)		15,000	10,614
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (c)		7,000	6,513
UTILITIES - 0.3%
Electric Utilities - 0.3%
TenneT Holding BV 2.995% (Reg. S) (c)(i)	EUR	100,000	104,934
TOTAL PREFERRED SECURITIES (Cost $331,186)			306,606

Money Market Funds - 16.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (j) (Cost $5,430,977)	5,429,891	5,430,977

TOTAL INVESTMENT IN SECURITIES - 116.7% (Cost $39,320,916)	37,825,395
NET OTHER ASSETS (LIABILITIES) - (16.7)%	(5,421,233)
NET ASSETS - 100.0%	32,404,162

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/53	(100,000)	(84,797)
2% 6/1/53	(100,000)	(84,797)
2% 6/1/53	(50,000)	(42,398)
2.5% 6/1/53	(100,000)	(87,329)
3% 6/1/53	(100,000)	(89,928)
3.5% 6/1/53	(50,000)	(46,338)

TOTAL GINNIE MAE		(435,587)

Uniform Mortgage Backed Securities
2% 6/1/53	(150,000)	(123,334)
2% 6/1/53	(150,000)	(123,334)
2% 6/1/53	(100,000)	(82,223)
2.5% 6/1/38	(100,000)	(91,938)
2.5% 6/1/53	(250,000)	(213,525)
5.5% 6/1/53	(200,000)	(199,867)
5.5% 6/1/53	(50,000)	(49,967)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(884,188)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,318,652)		(1,319,775)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Sep 2023	205,828	(499)	(499)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	Sep 2023	109,078	(135)	(135)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	2	Sep 2023	240,906	1,495	1,495

TOTAL PURCHASED					861

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	1	Sep 2023	120,402	(896)	(896)

TOTAL FUTURES CONTRACTS					(35)
The notional amount of futures purchased as a percentage of Net Assets is 1.6%
The notional amount of futures sold as a percentage of Net Assets is 0.4%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	4,353	USD	4,641	Brown Brothers Harriman & Co	6/02/23	11
EUR	4,000	USD	4,393	Citibank, N. A.	6/21/23	(113)
GBP	2,000	USD	2,480	Brown Brothers Harriman & Co	6/21/23	9
GBP	2,000	USD	2,469	Citibank, N. A.	6/21/23	20
USD	730,749	EUR	667,000	Bank of America, N.A.	6/21/23	16,980
USD	3,299	EUR	3,000	Bank of America, N.A.	6/21/23	89
USD	2,135	EUR	2,000	Brown Brothers Harriman & Co	6/21/23	(5)
USD	16,615	EUR	15,000	State Street Bank and Trust Co	6/21/23	564
USD	339,226	GBP	274,000	JPMorgan Chase Bank, N.A.	6/21/23	(1,760)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						15,795

Unrealized Appreciation						17,673
Unrealized Depreciation						(1,878)

Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,872,784 or 15.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $25,210.
(g)	Non-income producing
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	3,283,645	9,763,544	7,616,212	134,537	-	-	5,430,977	0.0%
Total	3,283,645	9,763,544	7,616,212	134,537	-	-	5,430,977

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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